UNITED STATES               OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION     OMB Number: 3235-0456
                    WASHINGTON, D.C. 20549          Expires:      July 31, 2006
                                                    Estimated average burden
                                                    hours per response...    2

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.


1.   Name and address of issuer:

          Baron Capital Funds Trust, a series fund (the "Trust")

          767 Fifth Avenue, 49th Floor
          New York, NY 10153


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):    |X|


3.   Investment Company Act File Number:

          Securities Act File Number:   811-8505

          Securities Act File Number:   333-40839


4.(a) Last day of fiscal year for which this notice is filed:

                  December 31, 2005


4.(b)|_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.


4.(c)|_| Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
           during the fiscal year pursuant to
           section 24(f):                                            $49,129,312

     (ii)  Aggregate price of shares redeemed
           or repurchased during the fiscal year:    $62,675,975

     (iii) Aggregate price of shares redeemed
           or repurchased during any prior fiscal
           year ending no earlier than October 11,
           1995 that were not previously used to
           reduce registration fees payable to the
           Commission:                               $         0

     (iv)  Total available redemption credits [add
           Items 5(ii) and 5(iii)]:                                - $62,675,975
                                                                   -------------
     (v)   Net sales - - if Item 5(i) is greater
           than Item 5(iv) [subtract Item 5(iv)
           from Item 5(i)]:                                          $         0

     (vi)  Redemption credits available for use in   $13,546,663
           future years - - if Item 5(i) is less     -----------
           than Item 5(iv) [subtract Item 5(iv)
           from Item 5(i)]:

     (vii) Multiplier for determining registration
           fee (See Instruction C.9):                              x    0.000107
                                                                   -------------
     (viii)Registration fee due [multiply Item
           5(v) by Item 5(vii)] (enter "0" if no
           fee is due):                                            $           0
                                                                   =============

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.


7.   Interest  due - - if this Form is being  filed  more than 90 days after the
     end of the issuer's fiscal year (see Instruction D):               + $    0


8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:                                              = $    0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:

              |X|  Wire Transfer

              |_|  Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




By: (Signature and Title)           *     /s/Linda S. Martinson
                                          ------------------------------------
                                             Linda S.  Martinson
                                             Vice President and General Counsel

Date:    March 21, 2006

*Please print the name and title of the signing officer below the signature.